Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Summary of Estimated Fair Values of Purchase Price

The purchase price was allocated to the net assets acquired based on their estimated fair values as follows:

Accounts receivable	$5,627,669
Inventories	4,847,417
Prepaid expenses and other current assets	492,972
Property and equipment, net	7,418,789
Other intangible assets acquired	-
Assumption of accounts payable, accrued expenses, other current liabilities and mortgage note payable	(7,526,874)
10,859,973
Goodwill	9,135,027
$19,995,000

Schedule of Unaudited Pro Forma

	Nine months ended September 30, 2016	Year ended December 31, 2015
	(unaudited)	(unaudited)

Revenues	$36,343,081	$45,738,524
Net income (loss) from continuing operations	$(195,880)	$209,968
Income (loss) per share – Basic and diluted
Continuing operations	$(0.01)	$0.01

Weighted average number of common shares outstanding – Basic and Dilutive	20,752,367	19,757,840

Schedule of Net Assets Acquired and Recorded as Goodwill
Total Purchase Consideration:
Cash	$260,000
Notes payable	140,000
Common stock issued	500,000
$900,000

Scehdule of Estimated Fair Value of Tangible and Intangible Assets Acquired

The following table summarizes the estimated fair values of the tangible and intangible assets acquired as of the date of acquisition:

Net assets acquired:
Inventories	$328,802
Customer relationships	250,000
Property and equipment, net	53,600
Assumption of scheduled liabilities	(121,416)
510,986
Goodwill	$389,014